Earnings per share (Q3)- Schedule of Weighted Average Number of Shares (Details) - shares shares in Millions	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Earnings Per Share [Abstract]
Weighted-average number of common shares outstanding during the period - basic (shares)	571.8		622.6		585.1		632.9		626.9		689.0		750.3
Dilutive common stock equivalents:
Outstanding stock options, restricted stock units, and executive deferred compensation units (shares)	2.9	[1]	4.5	[1]	3.3	[1]	4.5	[1]	4.5	[2]	6.3	[2]	8.8	[2]
Weighted-average number of common shares outstanding during the period - diluted (shares)	574.7		627.1		588.4		637.4		631.4		695.3		759.1

[1]	Excludes equity award shares of 9.2 million and 8.6 million for the three months ended September 30, 2017 and 2016, respectively, and 9.2 million and 7.8 million for the nine months ended September 30, 2017 and 2016, respectively. These shares were excluded because the effect is anti-dilutive.
[2]	Excludes equity awards of 8.0 million, 2.4 million and 2.4 million for the years ended December 31, 2016, 2015 and 2014, respectively. These were excluded because the effect is anti-dilutive.